Earnings per Unit and Cash Distributions - Schedule of Calculations of Basic and Diluted Earnings per Unit (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Earnings Per Unit Basic And Diluted [Line Items]
Net Income	$ 19,881	$ 15,906	$ 48,805	$ 26,691	$ 62,811
IDR Holders [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Net Income	700	600	1,400	1,300
KNOT [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Cash distributions	$ 700	$ 600	$ 1,400	$ 1,300